Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000129660
Shareholder Report [Line Items]
Fund Name	Target 2010 Fund
Class Name	Investor Class
Trading Symbol	TRROX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2010 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2010 Fund - Investor Class	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2010 Index, exposure to short duration Treasury inflation protected securities contributed to performance for the trailing one-year period. Additionally, our diversified U.S. mid-cap equity structure added value as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,646	9,945	9,677
2015	9,782	9,988	9,846
2016	9,535	10,164	9,603
2016	10,029	10,299	10,029
2016	10,355	10,539	10,302
2016	10,215	10,205	10,196
2017	10,605	10,308	10,543
2017	10,863	10,462	10,775
2017	11,073	10,591	10,956
2017	11,293	10,533	11,239
2018	11,335	10,360	11,261
2018	11,335	10,423	11,320
2018	11,523	10,480	11,545
2018	11,227	10,391	11,239
2019	11,569	10,689	11,509
2019	11,725	11,090	11,624
2019	12,151	11,546	12,056
2019	12,442	11,513	12,383
2020	12,404	11,937	12,287
2020	12,372	12,134	12,430
2020	13,283	12,293	13,159
2020	13,712	12,351	13,534
2021	14,152	12,102	13,790
2021	14,695	12,085	14,250
2021	15,045	12,283	14,590
2021	14,887	12,209	14,473
2022	14,483	11,782	14,108
2022	13,814	11,091	13,466
2022	13,376	10,868	13,092
2022	13,424	10,641	13,203
2023	13,438	10,637	13,284
2023	13,635	10,854	13,527
2023	13,939	10,738	13,783
2023	14,070	10,767	13,893
2024	14,760	10,991	14,532
2024	15,047	10,995	14,772
2024	15,662	11,522	15,469
2024	15,949	11,507	15,645
2025	16,046	11,629	15,783
2025	16,146	11,596	15,967

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Target 2010 Fund (Investor Class)	7.31%	5.47%	4.91%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
S&P Target Date 2010 Index (Strategy Benchmark)	8.09	5.14	4.79

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 65,838,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 248,000
InvestmentCompanyPortfolioTurnover	19.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$65,838 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Bond Funds	45.6%
Domestic Equity Funds	24.6
International Bond Funds	16.9
International Equity Funds	9.0
Short-Term and Other	3.9

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.2%
T. Rowe Price New Income Fund	18.0
T. Rowe Price International Bond Fund (USD Hedged)	7.0
T. Rowe Price Value Fund	4.8
T. Rowe Price Growth Stock Fund	4.6
T. Rowe Price Dynamic Global Bond Fund	4.2
T. Rowe Price Emerging Markets Bond Fund	4.0
T. Rowe Price Hedged Equity Fund	3.5
T. Rowe Price High Yield Fund	3.4
T. Rowe Price U.S. Large-Cap Core Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000129661
Shareholder Report [Line Items]
Fund Name	Target 2010 Fund
Class Name	Advisor Class
Trading Symbol	PAERX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2010 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2010 Fund - Advisor Class	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2010 Index, exposure to short duration Treasury inflation protected securities contributed to performance for the trailing one-year period. Additionally, our diversified U.S. mid-cap equity structure added value as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,636	9,945	9,677
2015	9,763	9,988	9,846
2016	9,516	10,164	9,603
2016	10,000	10,299	10,029
2016	10,317	10,539	10,302
2016	10,168	10,205	10,196
2017	10,556	10,308	10,543
2017	10,804	10,462	10,775
2017	11,004	10,591	10,956
2017	11,213	10,533	11,239
2018	11,256	10,360	11,261
2018	11,247	10,423	11,320
2018	11,423	10,480	11,545
2018	11,119	10,391	11,239
2019	11,446	10,689	11,509
2019	11,589	11,090	11,624
2019	12,010	11,546	12,056
2019	12,287	11,513	12,383
2020	12,240	11,937	12,287
2020	12,198	12,134	12,430
2020	13,085	12,293	13,159
2020	13,507	12,351	13,534
2021	13,941	12,102	13,790
2021	14,452	12,085	14,250
2021	14,796	12,283	14,590
2021	14,630	12,209	14,473
2022	14,228	11,782	14,108
2022	13,548	11,091	13,466
2022	13,118	10,868	13,092
2022	13,154	10,641	13,203
2023	13,164	10,637	13,284
2023	13,344	10,854	13,527
2023	13,639	10,738	13,783
2023	13,754	10,767	13,893
2024	14,423	10,991	14,532
2024	14,688	10,995	14,772
2024	15,285	11,522	15,469
2024	15,550	11,507	15,645
2025	15,631	11,629	15,783
2025	15,728	11,596	15,967

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Target 2010 Fund (Advisor Class)	7.08%	5.21%	4.63%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
S&P Target Date 2010 Index (Strategy Benchmark)	8.09	5.14	4.79

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 65,838,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 248,000
InvestmentCompanyPortfolioTurnover	19.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$65,838 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Bond Funds	45.6%
Domestic Equity Funds	24.6
International Bond Funds	16.9
International Equity Funds	9.0
Short-Term and Other	3.9

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.2%
T. Rowe Price New Income Fund	18.0
T. Rowe Price International Bond Fund (USD Hedged)	7.0
T. Rowe Price Value Fund	4.8
T. Rowe Price Growth Stock Fund	4.6
T. Rowe Price Dynamic Global Bond Fund	4.2
T. Rowe Price Emerging Markets Bond Fund	4.0
T. Rowe Price Hedged Equity Fund	3.5
T. Rowe Price High Yield Fund	3.4
T. Rowe Price U.S. Large-Cap Core Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169041
Shareholder Report [Line Items]
Fund Name	Target 2010 Fund
Class Name	I Class
Trading Symbol	TORFX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Target 2010 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2010 Fund - I Class	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Versus the style-specific S&P Target Date 2010 Index, exposure to short duration Treasury inflation protected securities contributed to performance for the trailing one-year period. Additionally, our diversified U.S. mid-cap equity structure added value as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
2/26/16	500,000	500,000	500,000
2/29/16	499,512	500,699	499,238
5/31/16	525,366	507,362	521,368
8/31/16	542,439	519,149	535,537
11/30/16	535,122	502,698	530,055
2/28/17	556,015	507,785	548,104
5/31/17	569,527	515,371	560,124
8/31/17	580,538	521,706	569,561
11/30/17	592,549	518,855	584,280
2/28/18	594,801	510,349	585,414
5/31/18	594,801	513,441	588,475
8/31/18	604,628	516,232	600,181
11/30/18	589,111	511,892	584,264
2/28/19	607,612	526,526	598,311
5/31/19	615,786	546,303	604,293
8/31/19	638,674	568,745	626,723
11/30/19	653,932	567,131	643,761
2/29/20	652,509	588,039	638,746
5/31/20	650,821	597,740	646,172
8/31/20	698,634	605,562	684,102
11/30/20	721,697	608,440	703,560
2/28/21	745,369	596,175	716,895
5/31/21	773,832	595,320	740,769
8/31/21	793,400	605,052	758,456
11/30/21	785,099	601,422	752,367
2/28/22	764,970	580,411	733,410
5/31/22	729,152	546,373	700,028
8/31/22	706,126	535,374	680,569
11/30/22	708,684	524,202	686,360
2/28/23	710,096	523,984	690,552
5/31/23	720,518	534,665	703,212
8/31/23	737,194	528,986	716,496
11/30/23	744,142	530,386	722,259
2/29/24	781,314	541,418	755,442
5/31/24	797,186	541,645	767,933
8/31/24	829,650	567,585	804,171
11/30/24	844,800	566,851	813,301
2/28/25	850,842	572,865	820,513
5/31/25	856,118	571,213	830,028

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 2/26/16
Target 2010 Fund (I Class)	7.39%	5.64%	5.98%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.45
S&P Target Date 2010 Index (Strategy Benchmark)	8.09	5.14	5.63

Performance Inception Date	Feb. 26, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 65,838,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 248,000
InvestmentCompanyPortfolioTurnover	19.50%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$65,838 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Bond Funds	45.6%
Domestic Equity Funds	24.6
International Bond Funds	16.9
International Equity Funds	9.0
Short-Term and Other	3.9

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.2%
T. Rowe Price New Income Fund	18.0
T. Rowe Price International Bond Fund (USD Hedged)	7.0
T. Rowe Price Value Fund	4.8
T. Rowe Price Growth Stock Fund	4.6
T. Rowe Price Dynamic Global Bond Fund	4.2
T. Rowe Price Emerging Markets Bond Fund	4.0
T. Rowe Price Hedged Equity Fund	3.5
T. Rowe Price High Yield Fund	3.4
T. Rowe Price U.S. Large-Cap Core Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless